INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of Deferred Taxes
The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Non-capital losses (Canada)	$174	$102
Capital losses (Canada)	—	32
Net operating losses (United States)	672	570
Non-capital losses (foreign)	114	142
Tax credit carryforwards	35	61
Capital losses (United States)	685	758
Other	65	26
	1,745	1,691
Deferred income tax (liabilities):
Properties	(5,202)	(4,755)
	(5,202)	(4,755)
Net deferred tax (liability)	$(3,457)	$(3,064)
The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2022	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2023
Deferred tax assets	$1,691	$8	$7	$—	$33	$6	$1,745
Deferred tax (liabilities)	(4,755)	546	1	3	(80)	(917)	(5,202)
Net deferred tax (liability)	$(3,064)	$554	$8	$3	$(47)	$(911)	$(3,457)

		Recognized in
(US$ Millions)	Dec. 31, 2021	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2022
Deferred tax assets	$910	$810	$—	$—	$(29)	$—	$1,691
Deferred tax (liabilities)	(4,160)	(928)	—	143	190	—	(4,755)
Net deferred tax (liability)	$(3,250)	$(118)	$—	$143	$161	$—	$(3,064)

Disclosure of Deferred Income Taxes and Deductible Temporary Differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Unused tax losses - gross
Net operating losses (United States)	$24	$24
Capital losses (foreign)	25	—
Net operating losses (foreign)	548	341
Other unrecognized tax attributes	37	37
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$634	$402

Schedule of Components of Income Tax Expense Benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Current income tax expense	$135	$163	$134
Deferred income tax expense (benefit)	(554)	118	356
Income tax expense	$(419)	$281	$490

Schedule of Income Tax Rates

Years ended Dec. 31,	2023	2022	2021
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(12)%	(7)%	(7)%
Non-controlling interests in income of flow-through entities	(9)%	(2)%	(10)%
Change in tax rates applicable to temporary differences in other jurisdictions	14%	4%	2%
Other	(1)%	1%	1%
Effective income tax rate	18%	22%	12%